Environmental Rehabilitation Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Environmental Rehabilitation Obligation [Abstract]
Environmental rehabilitation provision	$ 8.6	$ 10.2
Average discount rate	2.26%	2.83%
Reclamation expenditures amount	$ 1.0	$ 0.7
Reclamation deposit paid amount	1.1	0.3
Received reclamation deposit	$ 3.0	$ 1.2